Income Taxes	12 Months Ended
May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Income Taxes

6.	Income Taxes

Income tax expense for the fiscal years ended May 31, 2025 and 2024 consisted of the following (in thousands):

	May 31, 2025	May 31, 2024
Current expense (benefit)
Federal	$—	$—
Foreign	—	—
State	—	—
Total current expense	$—	—
Deferred expense (benefit)
Federal	$—	—
Foreign	—	—
State	—	—
Total deferred (benefit) expense	—	—
Total income tax (benefit) expense	$—	$—

The following table reconciles the statutory rate to our effective tax rate for the fiscal years ended May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Expected income tax rate at the U.S. statutory rate	21.0%	21.0%
Stock-based compensation	0.1%	4.4%
State income taxes, net of federal tax benefit	4.4%	4.4%
Change in valuation allowance	(25.5)%	(29.8)%
Effective income tax rate	—%	—%

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

Deferred income taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to the Company’s deferred tax assets and liabilities for the fiscal years ended May 31, 2025 and 2024 are as follows (in thousands):

	May 31, 2025	May 31, 2024
Deferred tax assets
Net operating loss	$43,712	$25,252
Lease liability	18,903	32,920
Interest disallowance carryforward	6,800	2,420
Other	(305)	190
Deferred tax assets, gross	69,110	60,782
Less: valuation allowance	(41,228)	(22,726)
Total deferred tax assets, net	$27,882	$38,056

Deferred tax liabilities
Property and equipment	$(4,702)	$527
Right of use assets	(23,180)	(38,583)
Total deferred tax liability, net	(27,882)	(38,056)
Net deferred tax asset	$—	$—

The Company had $172.0 million and $100.0 million of gross federal and state tax net operating loss as of May 31, 2025 and 2024, respectively. At May 31, 2025 and May 31, 2024, $172.0 million and $100.0 million, respectively, are available to offset future income. The federal net operating loss carryforwards are available indefinitely to offset future taxable income. The state net operating loss carryforwards begin to expire in 2038.

A valuation allowance is provided when it is more likely than not that some portion or the entire net deferred tax asset will not be realized. The Company has recorded an increase in the valuation allowance of $18.8 million and $22.4 million as of May 31, 2025 and 2024, respectively. The Company has provided a valuation allowance for the portion of the deferred tax assets that it has determined are not more likely than not to be recognized.

The valuation allowance is primarily attributable to deferred tax assets for net operating losses that management believes are more likely than not to remain unutilized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income of the appropriate character (i.e., capital or ordinary) during the period in which the temporary differences become deductible. Management considers, among other things, the scheduled reversals of deferred tax liabilities and the history of positive taxable income in evaluating the realizability of the deferred tax assets. Management believes that it is not likely that the results of future operations will generate sufficient taxable income to realize its deferred tax assets.

The Company did not have any unrecognized tax benefits for the years ended May 31, 2025 and May 31, 2024. The Company recognizes interest expense related to unrecognized tax benefits in income tax expense. The Company did not have any interest expense or expense for penalties related to unrecognized tax benefits for the reported period.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024